Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price New Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Supplement [Text Block]	trpnifi_SupplementTextBlock
T. Rowe Price New Income Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2017, as supplemented

On July 25, 2018, the T. Rowe Price New Income Fund’s shareholders approved a proposal to amend the fund’s investment objective. The change will go into effect on August 1, 2018. Accordingly, the investment objective on page 1 is revised as follows:

“The fund seeks to maximize total return through income and capital appreciation.”

T. Rowe Price New Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpnifi_SupplementTextBlock
T. Rowe Price New Income Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2017, as supplemented

On July 25, 2018, the T. Rowe Price New Income Fund’s shareholders approved a proposal to amend the fund’s investment objective. The change will go into effect on August 1, 2018. Accordingly, the investment objective on page 1 is revised as follows:

“The fund seeks to maximize total return through income and capital appreciation.”